NON-CURRENT FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of Non-Current Assets [Line Items]
Impairment	$ 201
Third Party Investors
Disclosure of Non-Current Assets [Line Items]
Write Down Of Liability To Other Investors	866
Pirate Studios Limited
Disclosure of Non-Current Assets [Line Items]
Investments				$ 4,284
Liabilities related to Pirate Studios (Note 18)		$ 2,777	$ 2,777
Impairment	$ 1,067
Pirate Studios Limited | Third Party Investors
Disclosure of Non-Current Assets [Line Items]
Percent of investment funded	75.00%